Cover	12 Months Ended
Dec. 31, 2025 shares
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2025
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2025
Current Fiscal Year End Date	--12-31
Entity File Number	001-43042
Entity Registrant Name	ATLAS CRITICAL MINERALS CORPORATION
Entity Central Index Key	0001684688
Entity Incorporation, State or Country Code	1T
Entity Address, Address Line One	Rua Antonio de Albuquerque, 156 – 17th Floor,
Entity Address, Address Line Two	Suite 1720
Entity Address, City or Town	Belo Horizonte
Entity Address, Country	BR
Entity Address, Postal Zip Code	30.112-010
Title of 12(b) Security	Common stock, par value $0.001 per share
Trading Symbol	ATCX
Security Exchange Name	NASDAQ
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	3,474,972
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Auditor Opinion [Text Block]	We have audited the accompanying consolidated balance sheets of Atlas Critical Minerals Corporation (ATCX) and its subsidiaries (the “Company”) as of December 31, 2025 and 2024, the related statements of operations and comprehensive loss, changes in stockholders’ equity, and cash flows for each of the two years in the period ended December 31, 2025 and 2024, and the related notes (collectively referred to as the “Consolidated financial statements”). In our opinion, based on our audit, the consolidated financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2025 and 2024 and the results of its operations and its cash flows for each of the two years in the period ended December 31, 2025 and 2024 in conformity with accounting principles generally accepted in the United States of America.
Auditor Name	Pipara & Co LLP
Auditor Firm ID	6841
Auditor Location	Mumbai, India
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	Rua Antonio de Albuquerque, 156 – 17th Floor,
Entity Address, Address Line Two	Suite 1720
Entity Address, City or Town	Belo Horizonte
Entity Address, Country	BR
Entity Address, Postal Zip Code	30.112-010
City Area Code	+1-888
Local Phone Number	412-0210
Contact Personnel Name	Rodrigo Nazareth Menck
Contact Personnel Email Address	rodrigo.menck@atlas-cm.com